Borrowings - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,400
Borrowings maturity term	5 years
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.45%
Siguiri RCF ($65m)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 65
Siguiri RCF ($65m) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	8.50%